STOCKHOLDERS EQUITY (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
STOCKHOLDERS EQUITY
Schedule of Deferred compensation
	Amount	Unvested Shares
Deferred compensation balance recorded at acquisition date	$9,680,000	3,623,433
Vested portion of deferred compensation in fiscal year 2021	(362,000)	(135,425)
Unamortized deferred compensation at June 30, 2021	9,318,000	3,488,008
Vested portion of deferred compensation in nine months ending March 31, 2022	(2,415,000)	(904,207)
Unamortized deferred compensation at March 31, 2022	$6,903,000	2,583,801
	2022	2021
Volatility - range	63.6% - 64.0%	63.5% - 66.5
Risk-free rate	0.87% - 2.42%	0.2% - 0.5%
Contractual term	4.0 – 5.0 years	4.0 - 5.0 years
Exercise price	$0.84 - $1.24	$0.75 - $3.75

Deferred compensation balance recorded at acquisition date	$9,680,000
Vested portion of deferred compensation recorded in fiscal year 2021	(362,000)
Unamortized deferred compensation balance at June 30, 2021	$9,318,000

Schedule of Anticipated vesting schedule
Fiscal Year	Amount
2022	$3,221,000
2023	3,221,000
2024	2,876,000
$9,318,000

Schedule of the warrants granted
	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted- Average Remaining Contractual Term (in years)
Outstanding July 1, 2021	8,296,408	1.05	1.90	12,158,467	2.2
Granted	51,366,341	1.13	0.78	2,289,988	4.0
Exercised	-	-	-	-	-
Expired/Forfeited	(191,852)	0.75	0.70	(1,950,000)	-
Outstanding March 31, 2022	59,470,897	1.12	0.75	12,498,455	3.7
Vested and exercisable March 31, 2022	58,505,968	1.11	0.88	10,976,530	3.6
Non-vested March 31, 2022	964,929	1.47	2.29	1,521,925	2.3

	2021	2020
Volatility - range	63.5% - 65.8%	56.4% - 74.1%
Risk-free rate	0.2% - 0.9%	0.3% - 1.8%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

Schedule of the Warrants granted, exercised, forfeited and expired
	Number of Warrant Shares	Weighted- Average Exercise Price	Weighted- Average Grant- Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted- Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,256,667	0.93	3.04	3,845,945	4.7
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(564,556)	3.16	3.13	(733,295)	-
Outstanding March 31, 2021	8,550,852	1.12	1.88	12,039,000	2.5
Vested and exercisable March 31, 2021	7,598,630	1.10	1.73	9,644,333	2.4
Non-vested March 31, 2021	952,222	$1.24	$3.02	$2,394,667	3.4
	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	7,440,667	2.5 years	6,658,445	2.3 years
$1.50	400,000	3.2 years	400,000	3.2 years
$1.50	26,667	0.0 years	-	0.0 years
$3.00	66,667	3.9 years	66,667	3.9 years
$3.75	435,000	3.2 years	291,667	3.7 years
$6.00	163,333	0.2 years	163,333	0.2 years
$27.00	18,518	0.4 years	18,518	0.4 years

	8,550,852	2.5 years	7,598,630	2.4 years

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	6,275,593	$1.66	$1.73	$5,509,850	3.8
Granted	1,613,148	1.44	2.87	3,724,445	4.0
Exercised	-	0.00	-	-	-
Forfeited	-	-	-	-	-
Expired	(30,000)	27.00	13.20	598,750	-
Outstanding June 30, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,439,556	1.00	3.00	3,938,467	0.8
Exercised	(166,667)	0.75	-	-	-
Forfeited	-	-	-	-	-
Expired	(835,222)	5.48	4.17	(1,014,295)	-
Outstanding June 30, 2021	8,296,408	$1.05	$1.90	$12,158,467	2.2
Vested and exercisable June 30, 2021	7,248,702	1.00	1.78	9,897,951	2.3
Non-vested June 30, 2021	1,047,706	$1.36	$2.75	$2,260,515	1.3

Schedule of Range of exercise prices and weighted average
	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.01	2,179,439	4.0 years	2,179,439	4.0 years
$0.75	7,109,555	2.1 years	6,535,182	2.0 years
$0.84	25,000	-	-	-
$1.05	49,011,902	4.0 years	49,011,902	4.0 years
$1.24	150,000	-	-	-
$1.50	400,000	2.2 years	400,000	2.2 years
$1.95	26,667	3.8 years	8,889	3.8 years
$3.00	66,667	2.9 years	66,667	2.9 years
$3.75	501,667	2.9 years	303,889	3.3 years

	59,470,897	3.7 years	58,505,968	3.6 years

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	4,106,667	2.2 years	4,082,667	2.2 years
$2.84	20,000	4.8 years	4,444	4.8 years
$3.75	4,051,223	2.1 years	3,043,073	2.4 years
$5.10	33,333	0.1 years	33,333	0.1 years
$27.00	85,185	0.1 years	85,185	0.1 years
	8,296,408	2.2 years	7,248,702	2.3 years

Schedule of fair value of the options
	2022	2021
Volatility - range	64.20%–65.22%	64.8%
Risk-free rate	0.7% – 1.2%	0.3%
Contractual term	3.0 years	3.0 years
Exercise price	$1.49 - $3.75	$3.75
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2021	3,088,333	$1.13	$1.06	1,829,999	0.4
Granted	720,169	2.51	1.18	273,207	3.0
Exercised	-	-	-	-	-
Expired/Forfeited	-	-	-	-	-
Outstanding March 31, 2022	3,808,502	1.39	1.13	2,103,206	0.7
Vested and exercisable March 31, 2022	3,056,125	1.02	1.14	2,054,017	0.2
Non vested March 31, 2022	752,377	$2.91	$1.29	$49,189	2.6

2020
Volatility - range	56.4% - 69.0%
Risk-free rate	0.9 - 1.7%
Contractual term	3.0 years
Exercise price	$0.75 - $3.75

Schedule of options granted to employee
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	3,512,500	$0.90	$0.75	$1,908,750	1.1
Granted	568,333	2.48	1.98	720,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(703,611)	0.97	1.16	-	-
Outstanding June 30, 2020	3,377,222	1.10	1.06	2,030,000	0.7
Granted	-	-	-	-	-
Exercised	(222,222)	0.75	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(66,667)	0.75	3.12	(200,001)	-
Outstanding June 30, 2021	3,088,333	1.13	1.06	1,829,999	0.4
Vested and exercisable June 30, 2021	2,766,467	0.90	1.02	1,611,068	0.3
Non vested June 30, 2021	321,866	$3.07	$1.97	$218,931	1.5

Schedule of range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options
	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,546,667	0.1 years	2,618,889	0.1 years
$1.49	10,000	2.7 years	-	0.0 years
$1.50	200,000	0.0 years	200,000	0.0 years
$2.08	258,334	2.1 years	2,917	1.8 years
$2.61	383,500	3.3 years	31,958	3.3 years
$2.84	1,667	0.9 years	139	3.3 years
$3.75	408,334	1.2 years	202,222	0.9 years
	3,808,502	0.7 years	3,056,125	0.2 years
	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	3,377,222	$1.10	$1.06	$2,030,000	0.7
Granted	76,667	3.75	-	-	2.8
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(143,333)	-	-	(200,000)	-
Outstanding March 31, 2021	3,310,556	1.10	1.01	1,830,000	0.5
Vested and exercisable March 31, 2021	2,883,458	0.89	0.93	1,469,818	0.3
Non-vested March 31, 2021	427,098	$2.59	$1.90	$360,182	1.5

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s warrant plans as of March 31, 2021.

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,768,889	0.3 years	2,628,458	0.2 years
$1.50	200,000	0.5 years	166,667	0.5 years
$3.75	341,667	2.0 years	88,333	1.9 years
	3,310,556	0.5 years	2,883,458	0.3 years

	Outstanding Options Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,546,667	0.2 years	2,473,689	0.2 years
$1.50	200,000	0.3 years	200,000	0.3 years
$3.75	341,666	1.7 years	92,778	1.6 years
	3,088,333	0.4 years	2,766,467	0.3 years